UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Advisors, Inc.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       July 27, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:     1

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $2,101,491


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6772        KR Capital Partners I, L.P.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109    79974  1432900 SH
     SOLE                  1104400            328500
Aetna Inc.                     COM              008117103    35328   395000 SH
     SOLE                   304900             90100
Allegheny Teledyne Inc         COM              017415100    43205  1909635 SH
     SOLE                  1424385            485250
AlliedSignal Inc.              COM              019512102    76830  1219520 SH
     SOLE                   912820            306700
American International Group,  COM              026874107   164421  1402314 SH
     SOLE                  1077139            325175
                                                             12077   103000 SH
     DEFINED 01             103000
Brunswick Corp                 COM              117043109    63739  2286600 SH
     SOLE                  1766700            519900
                                                              9756   350000 SH
     DEFINED 01             350000
Canadian Natl Ry Co            COM              136375102    37011   552400 SH
     SOLE                   497400             55000
Citigroup Inc.                 COM              172967101   104672  2203625 SH
     SOLE                  1686630            516995
                                                             10687   225000 SH
     DEFINED 01             225000
Computer Sciences Corp.        COM              205363104     7611   110000 SH
     DEFINED 01             110000
Cooper Cameron Corp            COM              216640102    37649  1015830 SH
     SOLE                   783130            232700
Corning Inc.                   COM              219350105    62874   896600 SH
     SOLE                   690800            205800
Eastman Chemical Company       COM              277432100    43775   845900 SH
     SOLE                   650800            195100
                                                              7762   150000 SH
     DEFINED 01             150000
Eastman Kodak Co               COM              277461109    80904  1194150 SH
     SOLE                   896050            298100
                                                             11856   175000 SH
     DEFINED 01             175000
El Paso Energy Corp            COM              283905107    36521  1037900 SH
     SOLE                   772300            265600
First Union Corp.              COM              337358105    47714  1012500 SH
     SOLE                   780700            231800
Fox Entertainment Group Inc    COM              35138t107    51028  1894300 SH
     SOLE                  1463500            430800
                                                              5387   200000 SH
     DEFINED 01             200000
General Mtrs Corp Cl H         COM              370442832    27385   486300 SH
     SOLE                   374800            111500
Goldman Sachs Group Inc.       COM              38141G104    54549   755000 SH
     SOLE                   579200            175800
Hilton Hotels Corp             COM              432848109    15876  1119000 SH
     SOLE                   860200            258800
Hoechst AG-Sponsored ADR       COM              434390308    21910   476300 SH
     SOLE                   367000            109300
Household Intl Inc             COM              441815107   112781  2380612 SH
     SOLE                  1797512            583100
                                                              7433   156900 SH
     DEFINED 01             156900
Investor AB - B SHS            COM              004469630     4497   400000 SH
     DEFINED 01             400000
Johns Manville Corporation     COM              478129109     1179    85000 SH
     DEFINED 01              85000
Koninklijke Philips Electronic COM              500472204    63698   631452 SH
     SOLE                   487968            143484
                                                              9280    92000 SH
     DEFINED 01              92000
Lockheed Martin Corp           COM              539830109    33886   909700 SH
     SOLE                   687300            222400
                                                              7450   200000 SH
     DEFINED 01             200000
Loral Space & Communicat       COM              G56462107    16945   941400 SH
     SOLE                   726300            215100
MCI Worldcom Inc.              COM              55268B106    57270   665442 SH
     SOLE                   514570            150872
Newell Rubbermaid Inc.         COM              651229106    28279   609800 SH
     SOLE                   470400            139400
Primedia Inc.                  COM              74157K101     6183   365050 SH
     SOLE                   324050             41000
Rockwell International Corp    COM              773903109    50684   834300 SH
     SOLE                   642400            191900
Schlumberger Ltd               COM              806857108    50415   791600 SH
     SOLE                   608400            183200
Sealed Air Corp.               COM              81211K100    89417  1378296 SH
     SOLE                  1059096            319200
Solutia Inc.                   COM              834376105     9058   425000 SH
     DEFINED 01             425000
Staff Leasing Inc.             COM              852381102     1756   136400 SH
     DEFINED 01             136400
Sybron Intl Corp               COM              87114F106    33006  1197500 SH
     SOLE                  1078000            119500
Telebras ADR Unit              COM              879287308    35523   394700 SH
     SOLE                   304800             89900
Tenet Healthcare Corp          COM              88033G100    24959  1344600 SH
     SOLE                  1022700            321900
Tenneco Inc.                   COM              88037E101     5969   250000 SH
     DEFINED 01             250000
The Scotts Company Cl A        COM              810186106     4743    99600 SH
     DEFINED 01              99600
Timberland Company             COM              887100105    10209   150000 SH
     DEFINED 01             150000
Tyco Intl Ltd                  COM              902124106    86871   916840 SH
     SOLE                   703740            213100
Viacom Inc Cl B                COM              925524308    56087  1274708 SH
     SOLE                  1042908            231800
Wells Fargo & Co               COM              949746101    37911   886800 SH
     SOLE                   672400            214400
                                                              4275   100000 SH
     DEFINED 01             100000
Westpoint Stevens Inc          COM              961238102    25949   870400 SH
     SOLE                   671400            199000
                                                              3876   130000 SH
     DEFINED 01             130000
Wolverine Tube Inc             COM              978093102     3141   125000 SH
     DEFINED 01             125000
York Intl Corp New             COM              986670107    55415  1294375 SH
     SOLE                   968550            325825
                                                             12844   300000 SH
     DEFINED 01             300000